Cash and Cash Equivalents (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cash and cash equivalents [Abstract]
Cash on hand, demand deposits and checking accounts	$ 30,134,051	$ 40,871,878
Time deposits	38,939,198	57,438,459
Government bonds with reverse repurchase agreements	90,047	6,710,279
Cash and cash equivalents	$ 69,163,296	$ 105,020,616	$ 80,191,248	$ 78,880,700